N-2 - USD ($)				3 Months Ended
		Feb. 13, 2026	Feb. 09, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001268884
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		CBRE Global Real Estate Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES (as a percentage of offering price)
Maximum Sales Charge(1)	1.00%*
Offering Costs(2)	0.00%
Dividend Reinvestment Plan Fees(3)	None

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]
Percentage of Net Assets Attributable to Common Shares(4)
ANNUAL EXPENSES
Management Fees(5)	1.26%
Other Expenses(6)	0.25%
Total Annual Expenses Excluding Interest Expense	1.51%
Interest Payment on Borrowed Funds(7)	2.11%
Total Annual Expenses Including Interest Expense	3.62%
(1)	Represents the estimated commission with respect to the Common Shares being sold in this offering. There is no guarantee that there will be any sales of the Common Shares pursuant to this Prospectus Supplement and the accompanying prospectus. Actual sales of the Common Shares under this Prospectus Supplement and the accompanying prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the sales price per share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.
(2)	Assuming a Common Share offering price of $4.80 (the Trust’s closing price on the NYSE on February 9, 2026). Assumes all of the Common Shares being offered by this Prospectus Supplement and the accompanying prospectus are sold. Represents the initial offering costs incurred by the Trust in connection with this offering, which are estimated to be $0.
(3)	Common Shareholders will pay brokerage charges if they direct Computershare Trust Company N.A., the plan agent, to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying prospectus. There are no fees charged to Common Shareholders for participating in the Trust’s dividend reinvestment plan. However, Common Shareholders participating in the Trust’s dividend reinvestment plan that elect to sell their Common Shares obtained pursuant to the plan through the plan agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission.
(4)	The table below estimates what the Trust’s annual expenses would be stated as percentages of the Trust’s net assets attributable to Common Shares.
(5)	The Advisor receives an annual fee, payable monthly in arrears, in an amount equal to 0.85% of the average daily value of the Trust’s Managed Assets. “Managed Assets” means the total assets of the Trust minus the sum of the accrued liabilities (other than the aggregate indebtedness or other liabilities constituting financial leverage). If the Trust uses leverage, the amount of fees paid to the Advisor for investment management services will be higher than if the Trust does not use leverage because the fees paid are calculated on the Trust’s Managed Assets, which include assets purchased with leverage. Consequently, since the Trust has leverage outstanding, the management fee as a percentage of net assets attributable to Common Shares is higher than if the Trust did not utilize leverage.
(6)	Based on estimated amounts for the current fiscal year.
(7)	Based on actual borrowings as of December 31, 2025 and utilizing the interest rate as of that same date of 4.39%. This information is unaudited as of February 9, 2026.

Management Fees [Percent]	[4]	1.26%
Interest Expenses on Borrowings [Percent]	[5]	2.11%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.25%
Total Annual Expenses [Percent]		3.62%
Expense Example [Table Text Block]

The following example illustrates the expenses including the applicable transaction fees (referred to as the “Maximum Sales Charge” in the fee table above), if any, and estimated offering costs of $173,000, that a Common Shareholder would pay on a $1,000 investment that is held for the time periods provided in the table. The example assumes that all dividends and other distributions are reinvested in the Trust and that the Trust’s Annual Total Expenses, as provided above, remain the same. The example also assumes a transaction fee of 1.00%, as a percentage of the offering price, and a 5% annual return.(1)

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred(2)	$46	$120	$196	$394
(1)	The example should not be considered a representation of future expenses. The example assumes that the amounts set forth in the Summary of Trust Expenses table are accurate and that all distributions are reinvested at net asset value. The example uses the 3.62% annual expense calculated above for the 10 year period. Year 1 includes an additional 0.02% of expense for estimated costs associated with the N-2 filing. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
(2)	Assumes that leverage remains 32.43% of the Trust’s Managed Assets throughout the periods reflected.

Expense Example, Year 01	[7]	$ 46
Expense Example, Years 1 to 3	[7]	120
Expense Example, Years 1 to 5	[7]	196
Expense Example, Years 1 to 10	[7]	$ 394
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Management Fee not based on Net Assets, Note [Text Block]		The Advisor receives an annual fee, payable monthly in arrears, in an amount equal to 0.85% of the average daily value of the Trust’s Managed Assets. “Managed Assets” means the total assets of the Trust minus the sum of the accrued liabilities (other than the aggregate indebtedness or other liabilities constituting financial leverage). If the Trust uses leverage, the amount of fees paid to the Advisor for investment management services will be higher than if the Trust does not use leverage because the fees paid are calculated on the Trust’s Managed Assets, which include assets purchased with leverage. Consequently, since the Trust has leverage outstanding, the management fee as a percentage of net assets attributable to Common Shares is higher than if the Trust did not utilize leverage.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

TRADING AND NET ASSET VALUE INFORMATION

The following table shows for each of the quarters indicated: (i) the high and low market prices for the Common Shares reported as of the end of the day on the NYSE, (ii) the high and low NAV of the Common Shares, and (iii) the high and low of the premium/(discount) to NAV (expressed as a percentage) of the Common Shares.

	Market Price(1)		Net Asset Value(2)		Premium/(Discount)(1)
Fiscal Quarter Ended	High	Low	High	Low	High	Low
March 31, 2023	$7.14	$5.10	$7.54	$5.93	-5.31%	-14.00%
June 30, 2023	$5.54	$4.98	$6.37	$5.66	-13.03%	-12.01%
September 30, 2023	$5.59	$4.46	$6.22	$5.01	-10.13%	-10.98%
December 31, 2023	$5.43	$3.90	$6.20	$4.53	-12.42%	-13.91%
March 31, 2024	$5.52	$4.97	$6.10	$5.54	-9.51%	-10.29%
June 30, 2024	$5.29	$4.70	$5.76	$5.17	-8.16%	-9.09%
September 30, 2024	$6.62	$5.02	$6.38	$5.29	3.76%	-5.10%
December 31, 2024	$6.44	$4.81	$6.27	$5.05	2.71%	-4.75%
March 31, 2025	$5.34	$4.79	$5.12	$4.85	4.30%	-1.24%
June 30, 2025	$5.29	$4.33	$4.99	$4.52	6.01%	-4.20%
September 30, 2025	$5.36	$4.81	$5.05	$4.80	6.14%	0.21%
December 31, 2025	$5.16	$4.22	$4.94	$4.46	4.45%	-5.38%
(1)	Source: The Advisor, based on public information available via Factset.
(2)	Source: NYSE.

The NAV per Common Share, the market price and percentage of premium/(discount) to NAV per Common Share on February 9, 2026, was $4.72, $4.80 and 1.69%, respectively. As of February 9, 2026, the Trust had 151,399,824 Common Shares outstanding, and net assets applicable to Common Shares of $715,197,735. See “Repurchase of Common Shares” in the accompanying prospectus.

Lowest Price or Bid	[8]			$ 4.22	$ 4.81	$ 4.33	$ 4.79	$ 4.81	$ 5.02	$ 4.7	$ 4.97	$ 3.9	$ 4.46	$ 4.98	$ 5.1
Highest Price or Bid	[8]			5.16	5.36	5.29	5.34	6.44	6.62	5.29	5.52	5.43	5.59	5.54	7.14
Lowest Price or Bid, NAV	[9]			4.46	4.8	4.52	4.85	5.05	5.29	5.17	5.54	4.53	5.01	5.66	5.93
Highest Price or Bid, NAV	[9]			$ 4.94	$ 5.05	$ 4.99	$ 5.12	$ 6.27	$ 6.38	$ 5.76	$ 6.1	$ 6.2	$ 6.22	$ 6.37	$ 7.54
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[8]			4.45%	6.14%	6.01%	4.30%	2.71%	3.76%	(8.16%)	(9.51%)	(12.42%)	(10.13%)	(13.03%)	(5.31%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[8]			(5.38%)	0.21%	(4.20%)	(1.24%)	(4.75%)	(5.10%)	(9.09%)	(10.29%)	(13.91%)	(10.98%)	(12.01%)	(14.00%)
Share Price			$ 4.8
NAV Per Share			$ 4.72
Latest Premium (Discount) to NAV [Percent]			1.69%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

CAPITALIZATION

The Trust may offer and sell up to 29,517,416 Common Shares, $0.001 par value per share, from time to time through UBS as sub-placement agent under this Prospectus Supplement and the accompanying prospectus. There is no guarantee that there will be any sales of the Common Shares pursuant to this Prospectus Supplement and the accompanying prospectus. The table below assumes that the Trust will sell 29,517,416 Common Shares at a sales price of $4.80 per share (which represents the last reported market price per share of the Common Shares on the NYSE on February 9, 2026). Actual sales, if any, of the Common Shares under this Prospectus Supplement and the accompanying prospectus may be greater or less than $4.80 per share, depending on the market price of the Common Shares at the time of any such sale.

The following table sets forth the Trust’s capitalization (1) on a historical basis as of December 31, 2025 (unaudited); and (2) on a pro forma basis as adjusted to reflect the assumed sale of 29,517,416 Common Shares at $4.80 per share (the last reported market price per share of the Trust’s Common Shares on the NYSE on February 9, 2026), in an offering under this Prospectus Supplement and the accompanying prospectus, after deducting the assumed commission of $1,416,836 (representing an estimated commission to Foreside of 1.00% of the gross proceeds of the sale of Common Shares, out of which Foreside will compensate UBS at a rate of up to 0.80% of the gross sales proceeds of the sale of the Common Shares sold by UBS).

	As of December 31, 2025 (unaudited)	As adjusted for Offering (unaudited)
Common Shares	151,399,824	180,917,240
Par value	$151,340	$180,857
Paid in capital in excess of par value	$995,184,386	$1,135,421,630
Distributable earnings (loss)	$(314,661,385)	$(314,661,385)
Total net assets	$680,674,341	$820,941,102

[1]
(1)	Represents the estimated commission with respect to the Common Shares being sold in this offering. There is no guarantee that there will be any sales of the Common Shares pursuant to this Prospectus Supplement and the accompanying prospectus. Actual sales of the Common Shares under this Prospectus Supplement and the accompanying prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the sales price per share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.

[2]
(3)	Common Shareholders will pay brokerage charges if they direct Computershare Trust Company N.A., the plan agent, to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying prospectus. There are no fees charged to Common Shareholders for participating in the Trust’s dividend reinvestment plan. However, Common Shareholders participating in the Trust’s dividend reinvestment plan that elect to sell their Common Shares obtained pursuant to the plan through the plan agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission.

[3]
(2)	Assuming a Common Share offering price of $4.80 (the Trust’s closing price on the NYSE on February 9, 2026). Assumes all of the Common Shares being offered by this Prospectus Supplement and the accompanying prospectus are sold. Represents the initial offering costs incurred by the Trust in connection with this offering, which are estimated to be $0.

[4]
(5)	The Advisor receives an annual fee, payable monthly in arrears, in an amount equal to 0.85% of the average daily value of the Trust’s Managed Assets. “Managed Assets” means the total assets of the Trust minus the sum of the accrued liabilities (other than the aggregate indebtedness or other liabilities constituting financial leverage). If the Trust uses leverage, the amount of fees paid to the Advisor for investment management services will be higher than if the Trust does not use leverage because the fees paid are calculated on the Trust’s Managed Assets, which include assets purchased with leverage. Consequently, since the Trust has leverage outstanding, the management fee as a percentage of net assets attributable to Common Shares is higher than if the Trust did not utilize leverage.

[5]
(7)	Based on actual borrowings as of December 31, 2025 and utilizing the interest rate as of that same date of 4.39%. This information is unaudited as of February 9, 2026.

[6]
(6)	Based on estimated amounts for the current fiscal year.

[7]
(2)	Assumes that leverage remains 32.43% of the Trust’s Managed Assets throughout the periods reflected.

[8]
(1)	Source: The Advisor, based on public information available via Factset.

[9]
(2)	Source: NYSE.